Fair Value of Financial Instruments - Schedule of Observable and Unobservable Inputs (Detail) (Recurring Basis, Level 3)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Mar. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
30 to 59 day delinquency rate	3.10%	4.00%	3.80%
60 to 89 day delinquency rate	1.20%	1.90%	1.80%
90 plus day delinquency rate	6.10%	6.50%	5.60%
Loss severity	57.90%	57.10%	58.30%
Coupon rate	5.50%	5.50%	5.50%
Current credit support	0.00%		1.40%
Month 1 to month 24 constant default rate	8.50%	8.20%	8.10%
Discount rate	6.10%	6.60%	6.30%
Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
30 to 59 day delinquency rate	2.00%	1.60%	2.00%
60 to 89 day delinquency rate	0.30%	0.80%	0.70%
90 plus day delinquency rate	3.90%	4.60%	2.40%
Loss severity	52.60%	52.00%	39.90%
Coupon rate	5.00%	5.00%	5.00%
Current credit support	0.00%
Month 1 to month 24 constant default rate	5.60%	5.30%	4.50%
Discount rate	4.00%	4.00%	4.00%
Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
30 to 59 day delinquency rate	4.90%	5.80%	4.60%
60 to 89 day delinquency rate	2.10%	2.50%	3.10%
90 plus day delinquency rate	8.10%	9.90%	6.20%
Loss severity	64.00%	68.50%	71.20%
Coupon rate	6.00%	6.00%	6.00%
Current credit support	3.90%	4.30%	58.40%
Month 1 to month 24 constant default rate	12.20%	11.60%	11.50%
Discount rate	6.50%	7.00%	7.00%